Financial Liabilities - Loans and Borrowings (Details) - EUR (€) € in Thousands	Feb. 06, 2017	Dec. 31, 2018	Dec. 31, 2017
Borrowings
Amount extended		€ 5,838,179	€ 5,536,261
Amount extended		144,571	131,700
Non-current, Loan transaction costs		(303,182)	(174,278)
Non-current loans and borrowings		5,010,971	5,019,096
Current loans, Loan transaction costs		(29,217)	(20,958)
Current loans and borrowings		154,794	33,584
Current loans and borrowings, accrued interest		2,546	1,713
Senior Debt
Borrowings
Amount extended		5,279,490	5,067,935
Non-current loans and borrowings, Carrying amount		5,074,467	5,024,160
Current loans and borrowings, Carrying Amount		159,172	25,015
EIB Loan
Borrowings
Amount extended		270,000	185,000
Non-current loans and borrowings, Carrying amount		233,750	159,375
Current loans and borrowings, Carrying Amount		10,625	10,625
Revolving credit facility
Borrowings
Amount extended		262,009	250,146
Other Current Loans
Borrowings
Amount extended		144,571	131,700
Current loans and borrowings, Carrying Amount		€ 14,214	€ 18,902
Other Current Loans | Minimum
Borrowings
Borrowings, interest rate		0.10%	0.10%
Other Current Loans | Maximum
Borrowings
Borrowings, interest rate		4.62%	4.62%
US Dollars | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)	1.75%	1.75%	1.75%
Amount extended		€ 2,052,403	€ 1,959,476
Non-current loans and borrowings, Carrying amount		1,949,782	€ 1,959,476
Current loans and borrowings, Carrying Amount		€ 102,621
US Dollars | Senior Debt Tranche B, Maturing in 2025
Borrowings
Interest rate basis	Libor
Adjustment to interest rate basis (as a percent)		2.25%	2.25%
Amount extended		€ 2,620,087	€ 2,501,459
Non-current loans and borrowings, Carrying amount		2,548,035	2,457,684
Current loans and borrowings, Carrying Amount		€ 26,201	€ 25,015
US Dollars | Revolving Credit Facility, Maturing in 2023
Borrowings
Adjustment to interest rate basis (as a percent)		1.75%	1.75%
Amount extended		€ 262,009	€ 250,146
Euros | Senior Debt Tranche A Maturing in 2023
Borrowings
Interest rate basis	Euribor
Adjustment to interest rate basis (as a percent)	1.75%	1.75%	1.75%
Amount extended		€ 607,000	€ 607,000
Non-current loans and borrowings, Carrying amount		576,650	607,000
Current loans and borrowings, Carrying Amount		€ 30,350
Euros | Senior Debt Tranche B, Maturing in 2025
Borrowings
Adjustment to interest rate basis (as a percent)	2.25%
Euros | EIB Loan, Maturing in 2025
Borrowings
Borrowings, interest rate		2.40%
Amount extended		€ 100,000	100,000
Non-current loans and borrowings, Carrying amount		63,750	74,375
Current loans and borrowings, Carrying Amount		€ 10,625	10,625
Euros | EIB Loan, Maturing in 2027
Borrowings
Borrowings, interest rate		2.02%
Amount extended		€ 85,000	85,000
Non-current loans and borrowings, Carrying amount		€ 85,000	€ 85,000
Euros | EIB Loan, Maturing in 2028
Borrowings
Borrowings, interest rate		2.15%
Amount extended		€ 85,000
Non-current loans and borrowings, Carrying amount		€ 85,000
Euros | Other Non-current Loans
Borrowings
Adjustment to interest rate basis (as a percent)		2.30%	2.30%
Amount extended		€ 26,680	€ 33,180
Non-current loans and borrowings, Carrying amount		€ 5,936	€ 9,839